STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional paid-in Capital [Member]	Accumulated deficit [Member]
BALANCE at Dec. 31, 2008	$ 373	$ 10,679	$ 28,465	$ (38,771)
BALANCE, shares at Dec. 31, 2008		50,988,000
CHANGES DURING PERIOD
Profit (Loss) for the year	(7,677)			(7,677)
Conversion of Loan from Shareholder	649	1,690	(1,041)
Conversion of Loan from Shareholder, shares		6,469,000
Issuance of share capital and warrants (note 10a)	1,226	3,187	(1,961)
Issuance of share capital and warrants (note 10a), shares		12,196
BALANCE at Dec. 31, 2009	(5,429)	15,556	25,463	(46,448)
BALANCE, shares at Dec. 31, 2009		69,653,000
CHANGES DURING PERIOD
Profit (Loss) for the year	2,627			2,627
Share base compensation expenses	(7)		(7)
BALANCE at Dec. 31, 2010	(2,809)	15,556	25,456	(43,821)
BALANCE, shares at Dec. 31, 2010	69,652,779	69,653,000
CHANGES DURING PERIOD
Profit (Loss) for the year	1,089			1,089
Share base compensation expenses	35		35
BALANCE at Dec. 31, 2011	$ (1,685)	$ 15,556	$ 25,491	$ (42,732)
BALANCE, shares at Dec. 31, 2011	69,652,779	69,653,000